Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

Common Stocks – 98.7%

Australia – 4.5%

BlueScope Steel, Ltd.	Materials	664,541	$6,079,800

Dexus	Real Estate	1,304,145	10,748,352

Fortescue Metals Group, Ltd.	Materials	2,439,372	14,921,814

Goodman Group	Real Estate	299,448	2,971,572

Harvey Norman Holdings, Ltd.	Retailing	1,356,022	3,823,819

Mirvac Group	Real Estate	6,902,404	15,286,009

			53,831,366

Austria – 0.6%

Raiffeisen Bank International AG	Banks	188,678	4,650,352

Verbund AG	Utilities	53,139	2,879,712

			7,530,064

Belgium – 1.3%

Ageas	Insurance	186,584	10,763,811

Colruyt SA	Food & Staples Retailing	71,692	3,986,364

UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	13,431	1,082,863

			15,833,038

Brazil – 0.9%

Banco do Brasil SA	Banks	309,971	3,717,891

Cia de Transmissao de Energia Eletrica Paulista	Utilities	479,700	2,816,493

Cyrela Brazil Realty SA Empreendimentos e Participacoes	Consumer Durables & Apparel	679,465	4,558,089

			11,092,473

China – 2.0%

China Aoyuan Group, Ltd.	Real Estate	1,432,204	1,829,847

Li Ning Co., Ltd.	Consumer Durables & Apparel	1,771,142	6,004,281

Ping An Insurance Group Co of China, Ltd., Class H	Insurance	481,590	5,557,165

Tingyi Cayman Islands Holding Corp.	Food & Beverage	1,140,917	1,517,418

Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	13,456,058	9,416,957

			24,325,668

Denmark – 0.3%

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	28,377	1,561,160

Vestas Wind Systems A/S	Capital Goods	20,267	1,651,897

			3,213,057

Finland – 0.8%

Metso Oyj	Capital Goods	128,782	4,876,807

Valmet Oyj	Capital Goods	227,077	5,083,698

			9,960,505

France – 13.7%

Alstom SA	Capital Goods	286,077	12,380,499

AXA SA	Insurance	95,608	2,531,656

BNP Paribas SA	Banks	332,615	17,387,776

Capgemini SE	Software & Services	77,268	8,713,172

Domini Impact International Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

France (Continued)

Carrefour SA	Food & Staples Retailing	375	$6,387

CNP Assurances	Insurance	202,651	4,023,734

Credit Agricole SA	Banks	458,322	5,982,225

Edenred	Commercial & Professional Services	183,571	9,678,656

Eiffage SA	Capital Goods	136,709	14,688,002

Ingenico Group SA	Technology Hardware & Equipment	12,845	1,373,962

Kering SA	Consumer Durables & Apparel	49,391	28,112,138

Peugeot SA	Automobiles & Components	734,906	18,618,168

Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	293,489	27,064,401

Schneider Electric SE	Capital Goods	149,358	13,885,754

			164,446,530

Germany – 7.7%

adidas AG	Consumer Durables & Apparel	87,630	27,066,090

Allianz SE	Insurance	129,804	31,711,036

Carl Zeiss Meditec AG	Health Care Equipment & Services	9,039	985,598

HeidelbergCement AG	Materials	202,968	15,052,381

Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	152,184	18,156,153

			92,971,258

Hong Kong – 1.5%

AIA Group, Ltd.	Insurance	231,029	2,300,123

CK Asset Holdings, Ltd.	Real Estate	474,500	3,300,695

Swire Pacific, Ltd., Class A	Real Estate	424,317	4,043,806

Swire Properties, Ltd.	Real Estate	905,378	2,846,823

Wharf Holdings, Ltd. (The)	Real Estate	1,372,526	3,113,914

Wheelock & Co., Ltd.	Real Estate	297,708	1,840,794

			17,446,155

India – 0.3%

Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	81,629	3,210,418

			3,210,418

Ireland – 0.0%
Irish Bank Resolution Corp., Ltd. (a)(b)	Real Estate	138,674	0

			0

Italy – 0.7%

Buzzi Unicem SpA	Materials	338,751	8,176,164

Unipol Gruppo SpA	Insurance	137,866	769,681

			8,945,845

Japan – 23.6%

Alfresa Holdings Corp.	Health Care Equipment & Services	66,994	1,494,307

Brother Industries, Ltd.	Technology Hardware & Equipment	140,077	2,629,811

Central Japan Railway Co.	Transportation	81,682	16,737,933

Coca-Cola Bottlers Japan Holdings, Inc.	Food & Beverage	58,093	1,317,543

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	383,241	10,224,902

Domini Impact International Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

DeNA Co., Ltd.	Media & Entertainment	209,467	$3,566,734

Fancl Corp.	Household & Personal Products	304,386	8,592,500

FUJIFILM Holdings Corp.	Technology Hardware & Equipment	349,385	15,322,458

GungHo Online Entertainment, Inc.	Media & Entertainment	231,114	5,000,233

Hachijuni Bank, Ltd. (The)	Banks	720,422	3,095,711

Hoya Corp.	Health Care Equipment & Services	66,769	5,894,581

Kose Corp.	Household & Personal Products	29,585	5,239,660

K’s Holdings Corp.	Retailing	540,872	6,173,059

KYORIN Holdings, Inc.	Pharmaceuticals, Biotechnology & Life Sciences	55,184	965,574

Matsumotokiyoshi Holdings Co., Ltd.	Food & Staples Retailing	180,000	6,333,614

Medipal Holdings Corp.	Health Care Equipment & Services	299,857	6,843,702

Mitsubishi Estate Co., Ltd.	Real Estate	213,505	4,140,868

Mitsubishi Gas Chemical Co., Inc.	Materials	532,252	7,500,445

Mitsui Fudosan Co., Ltd.	Real Estate	498,539	12,740,471

Mixi, Inc.	Media & Entertainment	99,201	1,914,914

MS&AD Insurance Group Holdings, Inc.	Insurance	351,341	11,333,159

Nikon Corp.	Consumer Durables & Apparel	500,327	6,372,533

Nintendo Co., Ltd.	Media & Entertainment	34,277	12,558,996

Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	226,075	5,087,272

Nissan Motor Co., Ltd.	Automobiles & Components	3,109,799	19,603,758

Nomura Holdings, Inc.	Diversified Financials	2,938,709	13,342,171

Nomura Real Estate Holdings, Inc.	Real Estate	54,506	1,290,384

Nomura Research Institute, Ltd.	Software & Services	315,244	6,685,732

NTN Corp.	Capital Goods	5,300	16,415

Obic Co., Ltd.	Software & Services	11,400	1,425,821

ORIX Corp.	Diversified Financials	1,334,040	20,941,992

Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	30,986	1,290,439

Seino Holdings Co., Ltd.	Transportation	399,420	5,130,274

Shimamura Co., Ltd.	Retailing	7,291	616,913

Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	103,130	6,183,574

Sumitomo Dainippon Pharma Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	418,214	7,291,388

Sundrug Co., Ltd.	Food & Staples Retailing	95,029	3,141,232

Suzuken Co., Ltd.	Health Care Equipment & Services	65,572	3,497,420

Taiyo Yuden Co., Ltd.	Technology Hardware & Equipment	163,896	4,329,770

TIS, Inc.	Software & Services	126,554	7,665,251

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	21,168	4,284,045

Toppan Printing Co., Ltd.	Commercial & Professional Services	541,358	10,001,936

Toyo Seikan Group Holdings, Ltd.	Materials	348,727	5,505,199

			283,324,694

Jordan – 0.8%

Hikma Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	346,115	9,004,399

			9,004,399

Domini Impact International Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

Malaysia – 0.2%

RHB Bank Bhd	Banks	1,763,548	$2,426,804

			2,426,804

Netherlands – 5.2%

Altice Europe NV (b)	Media & Entertainment	738,154	4,224,903

Koninklijke Ahold Delhaize NV	Food & Staples Retailing	522,419	13,022,806

Koninklijke Philips NV	Health Care Equipment & Services	379,971	16,676,119

NN Group NV	Insurance	335,786	12,816,582

NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	31,898	3,626,165

Wolters Kluwer NV	Commercial & Professional Services	170,776	12,582,121

			62,948,696

Norway – 0.1%

Orkla ASA	Food & Beverage	158,044	1,521,566

			1,521,566

Panama – 0.4%

Copa Holdings SA, Class A	Transportation	48,496	4,933,983

			4,933,983

Singapore – 1.9%

Ascendas Real Estate Investment Trust	Real Estate	1,948,053	4,535,447

CapitaLand Commercial Trust	Real Estate	1,065,755	1,604,420

CapitaLand Mall Trust	Real Estate	717,725	1,338,671

ComfortDelGro Corp., Ltd.	Transportation	3,132,723	5,288,226

Singapore Exchange, Ltd.	Diversified Financials	474,222	3,112,379

United Overseas Bank, Ltd.	Banks	358,279	7,051,003

			22,930,146

South Africa – 0.1%

Clicks Group, Ltd.	Food & Staples Retailing	35,023	571,106

			571,106

South Korea – 1.6%

BNK Financial Group, Inc.	Banks	445,386	2,660,013

Industrial Bank of Korea	Banks	436,178	4,417,336

LG Electronics, Inc.	Consumer Durables & Apparel	27,377	1,568,955

LG Uplus Corp.	Telecommunication Services	500,226	5,778,938

Woori Financial Group, Inc.	Banks	412,218	4,155,908

			18,581,150

Spain – 3.5%

Acciona SA	Utilities	38,496	4,011,709

Aena SME SA	Transportation	6,504	1,194,263

Banco Bilbao Vizcaya Argentaria SA	Banks	2,825,511	14,886,161

Banco Santander SA	Banks	2,078	8,346

Telefonica SA	Telecommunication Services	2,911,270	22,363,488

			42,463,967

Domini Impact International Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

Sweden – 2.8%

Castellum AB	Real Estate	112,739	$2,309,011

Essity AB, Class B	Household & Personal Products	172,315	5,395,202

Getinge AB, Class B	Health Care Equipment & Services	280,606	4,808,050

ICA Gruppen AB	Food & Staples Retailing	124,349	5,514,881

Industrivarden AB, Class C	Diversified Financials	211,423	4,591,003

Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,232,690	10,796,138

			33,414,285

Switzerland – 8.0%

Adecco Group AG	Commercial & Professional Services	238,592	14,179,782

Geberit AG	Capital Goods	9,471	4,810,901

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	292,554	25,555,487

PSP Swiss Property AG	Real Estate	20,434	2,704,061

Sonova Holding AG	Health Care Equipment & Services	76,758	17,609,834

Swiss Life Holding AG	Insurance	34,350	17,198,696

Swisscom AG	Telecommunication Services	19,264	9,850,931

Zurich Insurance Group AG	Insurance	10,859	4,252,393

			96,162,085

Taiwan – 2.0%

Asia Cement Corp.	Materials	1,892,232	2,671,122

AU Optronics Corp.	Technology Hardware & Equipment	4,647,641	1,184,964

Feng TAY Enterprise Co., Ltd.	Consumer Durables & Apparel	205,675	1,389,404

Globalwafers Co., Ltd.	Semiconductors & Semiconductor Equipment	49,220	590,178

Lite-On Technology Corp.	Technology Hardware & Equipment	3,608,447	5,946,080

Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	1,157,000	2,646,411

Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	213,277	1,366,175

Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	507,662	3,765,813

United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	9,056,259	4,170,590

			23,730,737

Thailand – 0.2%

CP ALL PCL	Food & Staples Retailing	898,000	2,329,484

			2,329,484

Turkey–0.6%

Turkiye Garanti Bankasi AS (b)	Banks	2,424,803	3,900,749

Turkiye Is Bankasi AS, Class C (b)	Banks	3,138,113	3,182,507

			7,083,256

United Kingdom – 11.3%

3i Group PLC	Diversified Financials	1,126,535	16,444,751

Auto Trader Group PLC	Media & Entertainment	1,365,528	9,939,255

Aviva PLC	Insurance	764,029	4,113,856

Barratt Developments PLC	Consumer Durables & Apparel	752,971	6,151,227

Berkeley Group Holdings PLC	Consumer Durables & Apparel	226,177	12,878,510

Burberry Group PLC	Consumer Durables & Apparel	214,070	5,670,566

Domini Impact International Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Country/Security	Industry	Shares	Value

United Kingdom (Continued)

Coca-Cola European Partners PLC	Food & Beverage	435,560	$23,306,816

GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	57,331	1,311,793

Halma PLC	Technology Hardware & Equipment	47,622	1,154,363

Micro Focus International PLC	Software & Services	200,399	2,747,649

Next PLC	Retailing	106,533	9,076,338

Rentokil Initial PLC	Commercial & Professional Services	603,233	3,546,440

Royal Mail PLC	Transportation	1,336,394	3,653,160

Sage Group PLC (The)	Software & Services	294,538	2,742,260

Segro PLC	Real Estate	162,286	1,773,444

Spirax-Sarco Engineering PLC	Capital Goods	21,548	2,209,030

Standard Chartered PLC	Banks	315,169	2,856,839

Travis Perkins PLC	Capital Goods	240,348	4,459,600

Unilever PLC	Household & Personal Products	357,294	21,372,073

			135,407,970

United States – 2.1%

Ferguson PLC	Capital Goods	221,392	18,885,681

Jazz Pharmaceuticals PLC (b)	Pharmaceuticals, Biotechnology & Life Sciences	45,301	5,691,164

			24,576,845

Total Investments – 98.7% (Cost $1,080,666,798)			1,184,217,550

Other Assets, less liabilities – 1.3%			16,097,668

Net Assets – 100.0%			$1,200,315,218

(a)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

(b)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Portfolio of Investments

October 31, 2019 (Unaudited)

Security	Shares	Value

Common Stocks – 100.0%

Communication Services – 11.5%

Alphabet, Inc., Class A (a)	26,350	$33,169,380

AT&T, Inc.	320,185	12,323,921

CenturyLink, Inc.	45,400	587,476

Charter Communications, Inc., Class A (a)	6,958	3,255,370

Comcast Corp., Class A	197,608	8,856,791

Electronic Arts, Inc. (a)	12,818	1,235,655

Netflix, Inc. (a)	18,845	5,416,241

New York Times Co. (The), Class A	6,000	185,400

Omnicom Group, Inc.	9,500	733,305

Take-Two Interactive Software, Inc. (a)	4,681	563,358

TELUS Corp.	25,897	921,156

Verizon Communications, Inc.	181,296	10,962,969

Walt Disney Co. (The)	78,889	10,249,259

		88,460,281

Consumer Discretionary – 11.1%

Advance Auto Parts, Inc.	2,957	480,453

Amazon.com, Inc. (a)	18,289	32,493,335

Best Buy Co., Inc.	10,049	721,820

Chegg, Inc. (a)	27,621	846,860

Chipotle Mexican Grill, Inc. (a)	1,223	951,690

Cie Generale des Etablissements Michelin SCA ADR	38,750	943,950

eBay, Inc.	35,100	1,237,275

Fast Retailing Co., Ltd. ADR	24,353	1,496,492

Gap, Inc. (The)	12,345	200,730

Garmin, Ltd.	6,446	604,312

Home Depot, Inc. (The)	48,251	11,318,720

Kohl’s Corp.	6,912	354,309

Lennar Corp., Class A	12,000	715,200

Lowe’s Cos., Inc.	34,141	3,810,477

Marriott International, Inc., Class A	11,668	1,476,585

NIKE, Inc., Class B	54,349	4,866,953

NVR, Inc. (a)	160	581,854

O’Reilly Automotive, Inc. (a)	3,319	1,445,458

Sony Corp. ADR	54,655	3,324,664

Starbucks Corp.	50,667	4,284,401

Target Corp.	22,351	2,389,545

Tesla, Inc. (a)	10,636	3,349,489

Tiffany & Co.	5,100	635,001

Toyota Motor Corp. ADR	50,248	6,961,860

Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,398	559,094

		86,050,527

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Consumer Staples – 6.5%

Beyond Meat, Inc. (a)	5,091	$429,935

Campbell Soup Co.	7,991	370,063

Church & Dwight Co., Inc.	10,612	742,203

Clorox Co. (The)	5,500	812,295

Colgate-Palmolive Co.	37,325	2,560,495

Costco Wholesale Corp.	18,977	5,638,257

Estee Lauder Cos., Inc. (The), Class A	9,677	1,802,535

General Mills, Inc.	26,199	1,332,481

JM Smucker Co. (The)	4,746	501,557

Kimberly-Clark Corp.	14,918	1,982,304

Kraft Heinz Co. (The)	26,723	863,955

Kroger Co. (The)	33,711	830,639

Lamb Weston Holdings, Inc.	6,400	499,456

Mondelez International, Inc., Class A	62,047	3,254,365

PepsiCo, Inc.	61,331	8,412,773

Procter & Gamble Co. (The)	108,025	13,450,193

Sysco Corp.	21,203	1,693,484

Unilever PLC ADR	48,185	2,896,400

Walgreens Boots Alliance, Inc.	33,048	1,810,369

		49,883,759

Energy – 0.1%

Legrand SA ADR	56,600	884,092

		884,092

Financials – 11.6%

Aflac, Inc.	31,915	1,696,601

Amalgamated Bank, Class A	47,794	870,329

American Express Co.	27,448	3,219,101

Bank of America Corp.	366,154	11,449,636

Bank of Montreal	27,831	2,059,216

Bank of Nova Scotia (The)	53,466	3,065,206

BB&T Corp.	33,958	1,801,472

BlackRock, Inc.	4,800	2,216,160

Capital One Financial Corp.	20,218	1,885,328

Chubb, Ltd.	17,089	2,604,705

Cincinnati Financial Corp.	6,911	782,394

Citigroup, Inc.	99,108	7,121,901

CME Group, Inc.	15,512	3,191,594

Comerica, Inc.	6,654	435,305

Discover Financial Services	14,000	1,123,640

DNB ASA ADR	47,348	859,366

E*TRADE Financial Corp.	10,414	435,201

East West Bancorp, Inc.	6,000	257,520

Everest Re Group, Ltd.	1,700	437,053

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Financials (Continued)

Federal Agricultural Mortgage Corp., Class C	23,255	$1,969,466

Fifth Third Bancorp	32,656	949,636

Franklin Resources, Inc.	12,700	349,885

Hartford Financial Services Group, Inc. (The)	15,793	901,464

Huntington Bancshares, Inc.	43,800	618,894

Intercontinental Exchange, Inc.	23,895	2,253,776

Invesco, Ltd.	21,003	353,270

KeyCorp.	42,900	770,913

Marsh & McLennan Cos., Inc.	22,030	2,282,749

Moody’s Corp.	7,114	1,569,989

Morgan Stanley	54,934	2,529,711

MSCI, Inc.	3,605	845,589

Nasdaq, Inc.	4,900	488,873

Northern Trust Corp.	8,900	887,152

PNC Financial Services Group, Inc. (The)	17,849	2,618,448

Principal Financial Group, Inc.	11,800	629,884

Progressive Corp. (The)	25,958	1,809,273

Prudential Financial, Inc.	17,761	1,618,738

Raymond James Financial, Inc.	5,400	450,846

Regions Financial Corp.	43,728	704,021

Reinsurance Group of America, Inc.	2,600	422,422

S&P Global, Inc.	10,798	2,785,776

SEI Investments Co.	5,900	353,528

Swiss Re AG ADR	49,093	1,290,164

T Rowe Price Group, Inc.	10,111	1,170,854

TD Ameritrade Holding Corp.	11,900	456,722

Toronto-Dominion Bank (The)	80,217	4,577,984

Travelers Cos., Inc. (The)	11,116	1,456,863

US Bancorp	63,631	3,628,240

Voya Financial, Inc.	6,100	329,156

Westpac Banking Corp. ADR	153,575	2,973,212

Zions Bancorp NA	6,899	334,395

		89,893,621

Health Care – 15.6%

AbbVie, Inc.	64,870	5,160,409

ABIOMED, Inc. (a)	1,800	373,644

Agilent Technologies, Inc.	13,600	1,030,200

Alcon, Inc. (a)	21,862	1,295,761

Alexion Pharmaceuticals, Inc. (a)	9,381	988,757

Align Technology, Inc. (a)	3,200	807,328

Amgen, Inc.	26,319	5,612,527

Becton Dickinson and Co.	11,826	3,027,456

Biogen, Inc. (a)	7,981	2,384,005

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Health Care (Continued)

BioMarin Pharmaceutical, Inc. (a)	7,700	$563,717

Bio-Rad Laboratories, Inc., Class A (a)	900	298,458

Bio-Techne Corp.	1,600	333,072

BioTelemetry, Inc. (a)	44,694	1,759,156

Bristol-Myers Squibb Co.	71,691	4,112,913

Bruker Corp.	4,600	204,700

Celgene Corp. (a)	30,910	3,339,207

Cerner Corp.	13,723	921,088

Cooper Cos., Inc. (The)	2,100	611,100

Danaher Corp.	27,815	3,833,463

DENTSPLY SIRONA, Inc.	9,216	504,852

DexCom, Inc. (a)	22,306	3,440,477

Edwards Lifesciences Corp. (a)	9,048	2,156,862

Gilead Sciences, Inc.	55,141	3,513,033

GlaxoSmithKline PLC ADR	109,303	5,006,077

Haemonetics Corp. (a)	2,051	247,617

Henry Schein, Inc. (a)	6,300	394,286

Hill-Rom Holdings, Inc.	2,800	293,132

Hologic, Inc. (a)	29,623	1,431,087

IDEXX Laboratories, Inc. (a)	3,819	1,088,453

Illumina, Inc. (a)	6,349	1,876,257

Incyte Corp. (a)	7,600	637,792

Ionis Pharmaceuticals, Inc. (a)	5,300	295,316

Koninklijke Philips NV	39,521	1,734,972

Merck & Co., Inc.	112,339	9,735,298

Mettler-Toledo International, Inc. (a)	1,090	768,385

Nektar Therapeutics (a)	7,100	121,588

Novartis AG ADR	102,984	9,004,921

Novo Nordisk A/S ADR	74,088	4,091,139

OraSure Technologies, Inc. (a)	181,777	1,552,376

PerkinElmer, Inc.	4,800	412,608

Perrigo Co. PLC	5,200	275,704

Pfizer, Inc.	242,597	9,308,447

Quest Diagnostics, Inc.	6,115	619,144

Regeneron Pharmaceuticals, Inc. (a)	3,642	1,115,472

ResMed, Inc.	6,146	909,116

Sanofi ADR	93,242	4,296,591

Seattle Genetics, Inc. (a)	21,560	2,315,544

STERIS PLC	3,500	495,495

Stryker Corp.	14,338	3,100,879

Teladoc Health, Inc. (a)	46,274	3,544,588

Thermo Fisher Scientific, Inc.	17,454	5,270,759

Varian Medical Systems, Inc. (a)	3,900	471,159

Veeva Systems, Inc., Class A (a)	5,506	780,916

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Health Care (Continued)

Vertex Pharmaceuticals, Inc. (a)	11,136	$2,176,865

Waters Corp. (a)	2,663	563,544

		120,207,712

Industrials – 7.8%

Acuity Brands, Inc.	14,650	1,828,173

Alaska Air Group, Inc.	5,100	354,093

Allegion PLC	3,900	452,556

Ameresco, Inc., Class A (a)	204,592	3,015,686

AO Smith Corp.	5,800	288,144

Assa Abloy AB ADR	82,142	970,918

Brambles, Ltd. ADR	36,400	599,508

Carlisle Cos., Inc.	2,400	365,448

CH Robinson Worldwide, Inc.	5,900	446,276

Cintas Corp.	3,800	1,020,946

Copart, Inc. (a)	8,800	727,232

CoStar Group, Inc. (a)	1,571	863,296

Cummins, Inc.	6,841	1,179,936

Dai Nippon Printing Co., Ltd. ADR	22,500	299,700

Deere & Co.	13,845	2,410,968

Deutsche Post AG ADR	43,937	1,557,567

Donaldson Co., Inc.	5,200	274,248

Emerson Electric Co.	26,526	1,860,799

Expeditors International of Washington, Inc.	7,200	525,168

Fastenal Co.	25,958	932,931

Flowserve Corp.	5,300	258,852

Fortune Brands Home & Security, Inc.	5,800	348,290

Graco, Inc.	6,800	307,360

HD Supply Holdings, Inc. (a)	7,500	296,550

Hubbell, Inc.	2,400	340,080

IAA, Inc. (a)	5,500	209,825

IDEX Corp.	3,200	497,696

IHS Markit, Ltd. (a)	16,494	1,154,910

Illinois Tool Works, Inc.	12,552	2,116,016

Ingersoll-Rand PLC	10,507	1,333,233

JB Hunt Transport Services, Inc.	3,800	446,728

JetBlue Airways Corp. (a)	13,588	262,248

Johnson Controls International PLC	35,136	1,522,443

KAR Auction Services, Inc.	5,500	136,730

Lennox International, Inc.	1,600	395,776

Makita Corp. ADR	10,500	353,745

Masco Corp.	12,400	573,500

Middleby Corp. (The) (a)	2,400	290,280

Nidec Corp. ADR	45,128	1,665,223

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Nielsen Holdings PLC	15,500	$312,480

Nordson Corp.	2,100	329,301

Old Dominion Freight Line, Inc.	3,200	582,656

Owens Corning	4,533	277,782

PACCAR, Inc.	14,900	1,133,294

Pentair PLC	7,300	302,731

Quanta Services, Inc.	6,000	252,300

Robert Half International, Inc.	4,751	272,090

Rockwell Automation, Inc.	5,072	872,333

Roper Technologies, Inc.	4,557	1,535,527

Sensata Technologies Holding PLC (a)	7,100	363,449

Siemens AG ADR	70,600	4,075,738

Simpson Manufacturing Co., Inc.	1,600	132,224

SKF AB ADR	18,000	324,720

Snap-on, Inc.	2,300	374,141

Stanley Black & Decker, Inc.	6,754	1,022,083

Sunrun, Inc. (a)	170,431	2,648,498

Thomson Reuters Corp.	7,300	490,998

Toro Co. (The)	4,500	347,085

Trex Co., Inc. (a)	2,300	202,147

United Parcel Service, Inc., Class B	30,593	3,523,396

United Rentals, Inc. (a)	3,300	440,781

Vestas Wind Systems A/S ADR	25,600	694,528

Wabtec Corp.	8,191	568,210

Watts Water Technologies, Inc., Class A	16,787	1,565,388

Wolters Kluwer NV ADR	47,709	3,516,153

WW Grainger, Inc.	2,070	639,299

Xylem, Inc.	7,700	590,513

		59,872,923

Information Technology – 29.2%

Adobe, Inc. (a)	21,161	5,881,277

Advanced Micro Devices, Inc. (a)	47,750	1,620,157

Apple, Inc.	174,649	43,445,685

Applied Materials, Inc.	39,902	2,165,082

Atlassian Corp. PLC, Class A (a)	32,329	3,905,020

Autodesk, Inc. (a)	26,969	3,974,152

Automatic Data Processing, Inc.	17,668	2,866,280

Blackbaud, Inc.	18,256	1,532,591

Blackline, Inc. (a)	45,472	2,125,361

Broadcom, Inc.	17,036	4,988,993

Cadence Design Systems, Inc. (a)	12,084	789,689

Cisco Systems, Inc.	187,491	8,907,697

Cognizant Technology Solutions Corp., Class A	23,823	1,451,774

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

Cree, Inc. (a)	65,794	$3,140,348

First Solar, Inc. (a)	64,062	3,317,771

Fiserv, Inc. (a)	29,834	3,166,581

Intel Corp.	194,179	10,976,939

International Business Machines Corp.	38,831	5,192,870

Intuit, Inc.	10,952	2,820,140

Itron, Inc. (a)	45,062	3,436,428

KLA Corp.	6,910	1,168,066

Lam Research Corp.	6,300	1,707,552

Mastercard, Inc., Class A	38,726	10,719,744

Microsoft Corp.	329,961	47,306,509

Mitek Systems, Inc. (a)	199,539	1,923,556

NetApp, Inc.	10,508	587,187

NVIDIA Corp.	25,550	5,136,061

Paychex, Inc.	14,031	1,173,553

Pluralsight, Inc., Class A (a)	93,026	1,681,910

salesforce.com, Inc. (a)	36,878	5,771,038

Square, Inc., Class A (a)	58,256	3,578,666

STMicroelectronics NV	126,322	2,864,983

SunPower Corp. (a)	167,247	1,465,084

Synopsys, Inc. (a)	6,443	874,637

Texas Instruments, Inc.	40,969	4,833,932

Universal Display Corp.	20,101	4,023,818

Visa, Inc., Class A	75,103	13,432,923

VMware, Inc., Class A	3,275	518,334

WEX, Inc. (a)	1,916	362,469

Zoom Video Communications, Inc., Class A (a)	13,200	922,548

		225,757,405

Materials – 2.0%

Air Products & Chemicals, Inc.	9,522	2,030,662

Avery Dennison Corp.	3,500	447,510

Ecolab, Inc.	11,348	2,179,610

International Paper Co.	17,100	746,928

Linde PLC	23,724	4,705,655

Nucor Corp.	12,992	699,619

PPG Industries, Inc.	10,342	1,293,991

Sherwin-Williams Co. (The)	3,564	2,039,749

Vulcan Materials Co.	5,644	806,358

Westrock Co.	10,985	410,510

		15,360,592

Real Estate – 3.4%

Alexandria Real Estate Equities, Inc.	4,981	790,734

American Tower Corp.	19,415	4,234,023

Domini Impact Equity Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Shares	Value

Real Estate (Continued)

Apartment Investment & Management Co., Class A	6,203	$340,421

Boston Properties, Inc.	6,646	911,831

CBRE Group, Inc., Class A (a)	13,922	745,523

Crown Castle International Corp.	18,022	2,501,273

Digital Realty Trust, Inc.	8,992	1,142,344

Duke Realty Corp.	15,500	544,670

Equinix, Inc.	3,742	2,120,891

Extra Space Storage, Inc.	5,300	595,031

Federal Realty Investment Trust	3,100	421,631

Host Hotels & Resorts, Inc.	31,322	513,368

Iron Mountain, Inc.	12,200	400,160

Liberty Property Trust	6,200	366,234

Mid-America Apartment Communities, Inc.	4,900	681,051

Prologis, Inc.	27,235	2,390,144

Public Storage	6,677	1,488,036

Realty Income Corp.	14,121	1,154,957

Regency Centers Corp.	7,085	476,395

SBA Communications Corp.	5,007	1,204,934

UDR, Inc.	13,169	661,742

Ventas, Inc.	16,663	1,084,761

Welltower, Inc.	18,071	1,638,859

		26,409,013

Utilities – 1.2%

Alliant Energy Corp.	10,100	538,734

AquaVenture Holdings, Ltd. (a)	36,184	709,930

Avangrid, Inc.	2,547	127,477

Consolidated Edison, Inc.	14,861	1,370,482

Eversource Energy	14,158	1,185,591

National Grid PLC ADR	30,482	1,779,234

Pattern Energy Group, Inc., Class A	3,600	100,908

Red Electrica Corp. SA ADR	37,300	373,746

SSE PLC ADR	43,400	726,950

Terna Rete Elettrica Nazionale SpA ADR	20,500	407,540

TerraForm Power, Inc., Class A	131,613	2,234,789

		9,555,381

Total Investments – 100.0% (Cost $619,673,417)		772,335,306

Other Liabilities, less assets – (0.0)%		(190,703)

Net Assets – 100.0%		$772,144,603

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Domini Impact Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2019 (Unaudited)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises three separate series: Domini Impact International Equity Fund, Domini Impact Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”. The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively. The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. Class R shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008. The Investor shares, Institutional shares, Class R shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Class R, Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks

Domini Impact International Equity Fund

Domini Impact Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (Continued)

October 31, 2019 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Australia	—	53,831,366	—	53,831,366
Austria	—	7,530,064	—	7,530,064
Belgium	3,986,364	11,846,674	—	15,833,038
Brazil	11,092,473	—	—	11,092,473
China	—	24,325,668	—	24,325,668
Denmark	—	3,213,057	—	3,213,057
Finland	—	9,960,505	—	9,960,505
France	—	164,446,530	—	164,446,530
Germany	27,066,090	65,905,168	—	92,971,258
Hong Kong	—	17,446,155	—	17,446,155
India	—	3,210,418	—	3,210,418
Italy	—	8,945,845	—	8,945,845
Japan	—	283,324,694	—	283,324,694
Jordan	—	9,004,399	—	9,004,399
Malaysia	2,426,804	—	—	2,426,804
Netherlands	3,626,165	59,322,531	—	62,948,696
Norway	—	1,521,566	—	1,521,566
Panama	4,933,983	—	—	4,933,983
Singapore	—	22,930,146	—	22,930,146
South Africa	—	571,106	—	571,106
South Korea	—	18,581,150	—	18,581,150
Spain	—	42,463,967	—	42,463,967
Sweden	—	33,414,285	—	33,414,285
Switzerland	—	96,162,085	—	96,162,085
Taiwan	590,178	23,140,559	—	23,730,737
Thailand	—	2,329,484	—	2,329,484
Turkey	—	7,083,256	—	7,083,256
United Kingdom	23,306,816	112,101,154	—	135,407,970
United States	5,691,164	18,885,681	—	24,576,845

Total	$82,720,037	$1,101,497,513	$—	$1,184,217,550

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$88,460,281	$—	$—	$88,460,281

Domini Impact International Equity Fund

Domini Impact Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (Continued)

October 31, 2019 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Consumer Discretionary	86,050,527	—	—	86,050,527
Consumer Staples	49,883,759	—	—	49,883,759
Energy	884,092	—	—	884,092
Financials	89,893,621	—	—	89,893,621
Health Care	120,207,712	—	—	120,207,712
Industrials	59,872,923	—	—	59,872,923
Information Technology	225,757,405	—	—	225,757,405
Materials	15,360,592	—	—	15,360,592
Real Estate	26,409,013	—	—	26,409,013
Utilities	9,555,381	—	—	9,555,381

Total	$772,335,306	$—	$—	$772,335,306

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Long Term Investments – 111.8%

Mortgage Backed Securities – 64.7%

Agency Collateralized Mortgage Obligations – 3.7%

Federal Home Loan Mortgage Corp.

Series 3768, Class CB, 3.500%, 12/15/25	294,478	$304,415

Series 3800, Class CB, 3.500%, 2/15/26	383,000	404,660

Series 3806, Class L, 3.500%, 2/15/26	847,000	890,130

Series 3877, Class LM, 3.500%, 6/15/26	780,000	812,553

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	393,006

Series 2017-72, Class B, 3.000%, 9/25/47	158,764	163,542

Series 2017-72, Class CD, 3.000%, 9/25/47	167,197	172,235

Series 2018-72, Class BA, 3.500%, 7/25/54	238,723	246,973

Federal National Mortgage Association Connecticut Avenue Securities

Series C01, Class 1M2, 5.373%, (1 Month USD-LIBOR + 3.550%), 7/25/29 (a)	120,000	125,752

Series C07, Class 2M2, 6.173%, (1 Month USD-LIBOR + 4.350%), 5/25/29 (a)	211,752	222,529

FREMF Mortgage Trust

Series 2017-K64, Class B, 3.981%, 5/25/50 (a)(b)	70,000	75,517

Series 2017-K65, Class B, 4.073%, 7/25/50 (a)(b)	155,000	166,184

Series 2017-K66, Class B, 4.035%, 7/25/27 (a)(b)	136,000	145,817

Series 2017-K67, Class B, 3.944%, 9/25/49 (a)(b)	85,000	90,798

Series 2017-K68, Class B, 3.844%, 10/25/49 (a)(b)	90,000	95,195

Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	41,156

Series 2017-K71, Class B, 3.753%, 11/25/50 (a)(b)	220,000	232,054

Series 2017-K71, Class C, 3.753%, 11/25/50 (a)(b)	65,000	67,020

Series 2017-K725, Class B, 3.880%, 2/25/50 (a)(b)	100,000	104,374

Series 2017-K726, Class B, 3.972%, 7/25/49 (a)(b)	175,000	183,699

Series 2017-K729, Class B, 3.674%, 11/25/49 (a)(b)	250,000	260,090

Series 2017-K729, Class C, 3.674%, 11/25/49 (a)(b)	90,000	91,648

Series 2018-K154, Class B, 4.021%, 11/25/32 (a)(b)	67,000	67,344

Series 2018-KW07, Class B, 4.081%, 10/25/31 (a)(b)	461,000	467,681

STACR Trust, Series 2018-HRP1, Class M2, 3.473%, (1 Month USD-LIBOR + 1.650%), 4/25/43 (a)(b)	84,386	84,731

		5,909,103

Commercial Mortgage-Backed Securities – 5.2%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	712,000	766,783

BWAY Mortgage Trust, Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	127,457	129,753

COMM Mortgage Trust

Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	670,054

Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	680,047

CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	415,000	427,442

GS Mortgage Securities Corp. Trust, Series 2017-500K, Class A, 2.614%, (1 Month USD-LIBOR + 0.700%), 7/15/32 (a)(b)	395,000	394,858

Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (b)	1,000,000	1,034,941

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Commercial Mortgage-Backed Securities (Continued)

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	$593,835

MAD Mortgage Trust, Series 2017-330M, Class A, 3.188%, 8/15/34 (a)(b)	729,000	754,764

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	322,809

Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	322,856

Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	191,295

Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 2.614%, (1 Month USD-LIBOR + 0.700%), 11/15/34 (a)(b)	531,000	531,057

OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (b)	806,000	809,340

One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	733,474

		8,363,308

Federal Home Loan Mortgage Corporation – 4.2%

Federal Home Loan Mortgage Corp.

2.500%, 8/1/27 (c)	54,013	54,763

2.500%, 11/1/27 (c)	148,595	150,909

2.853%, (12 Month USD-LIBOR + 1.633%), 10/1/43 (a)(c)	222,559	226,347

3.000%, 1/1/27 (c)	204,625	210,663

3.000%, 7/1/42 (c)	71,458	73,775

3.000%, 5/1/45 (c)	473,956	487,866

3.500%, 12/1/32 (c)	241,294	251,500

3.500%, 6/1/48 (c)	2,580,400	2,663,312

4.000%, 2/1/37 (c)	57,972	61,342

4.000%, 8/1/39 (c)	56,597	60,613

4.000%, 10/1/39 (c)	112,357	120,382

4.000%, 10/1/39 (c)	90,502	96,915

4.000%, 11/1/39 (c)	50,537	54,091

4.000%, 10/1/40 (c)	139,291	149,200

4.000%, 11/1/40 (c)	173,298	185,602

4.000%, 11/1/40 (c)	23,705	25,389

4.000%, 11/1/40 (c)	19,507	20,914

4.000%, 12/1/40 (c)	84,790	90,814

4.000%, 6/1/41 (c)	12,596	13,124

4.500%, 4/1/35 (c)	118,537	128,586

4.500%, 9/1/35 (c)	159,566	172,890

4.500%, 7/1/36 (c)	105,835	114,857

4.500%, 6/1/39 (c)	259,526	281,566

4.500%, 9/1/40 (c)	40,380	43,817

4.500%, 2/1/41 (c)	82,754	89,796

5.000%, 8/1/33 (c)	20,217	22,342

5.000%, 10/1/33 (c)	10,610	11,587

5.000%, 4/1/35 (c)	25,067	27,715

5.000%, 7/1/35 (c)	163,250	180,517

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Federal Home Loan Mortgage Corporation (Continued)

5.000%, 7/1/35 (c)	28,259	$31,248

5.000%, 1/1/37 (c)	100,807	111,436

5.000%, 7/1/40 (c)	81,653	90,236

5.000%, 4/1/41 (c)	68,129	75,163

5.500%, 12/1/36 (c)	108,706	122,510

5.500%, 8/1/40 (c)	147,647	165,899

6.000%, 8/1/36 (c)	16,665	19,188

6.000%, 7/1/39 (c)	94,798	109,069

		6,795,943

Federal National Mortgage Association – 41.6%

Federal National Mortgage Association

2.000%, 10/1/27 (c)	193,717	193,815

2.000%, 1/1/28 (c)	162,582	162,664

2.440%, 9/1/26 (c)	1,081,933	1,106,617

2.450%, 6/1/26 (c)	1,436,375	1,470,375

2.500%, 6/1/24	295,962	299,253

2.500%, 11/1/31 (c)	141,965	143,859

2.500%, 12/1/31 (c)	32,232	32,663

2.500%, 12/1/43 (c)	311,449	311,722

2.500%, 4/1/45 (c)	217,415	217,606

2.600%, 9/1/28 (c)	1,129,219	1,165,633

2.625%, (12 Month USD-LIBOR + 1.580%), 5/1/44 (a)(c)	75,669	77,057

2.900%, 5/1/27 (c)	1,440,275	1,516,197

2.910%, 11/1/27 (c)	1,500,000	1,584,405

2.940%, 9/1/27 (c)	1,475,022	1,559,045

3.000%, 8/1/46 (c)	86,224	88,502

3.000%, 10/1/46 (c)	1,371,477	1,407,250

3.000%, 11/1/46 (c)	1,890,020	1,941,251

3.000%, 12/1/46 (c)	668,477	686,457

3.010%, 5/1/28 (c)	451,216	479,952

3.070%, 12/1/24 (c)	1,341,427	1,412,553

3.080%, 12/1/24 (c)	1,005,751	1,059,324

3.150%, 1/1/27 (c)	2,109,700	2,247,974

3.160%, 1/1/35 (c)	1,500,000	1,600,402

3.180%, 6/1/30 (c)	1,017,103	1,098,259

3.290%, 11/1/27 (c)	1,201,252	1,294,806

3.380%, 1/1/27 (c)	647,802	700,877

3.390%, 9/1/30 (c)	930,274	1,018,059

3.430%, 6/1/28	787,981	859,431

3.470%, 7/1/28 (c)	785,086	845,940

3.500%, 12/1/31	12,720	13,249

3.500%, 1/1/32 (c)	226,806	236,184

3.500%, 1/1/32	126,399	131,650

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

3.500%, 10/1/32 (c)	175,893	$183,229

3.500%, 6/1/46 (c)	1,450,401	1,510,490

3.500%, 1/1/48 (c)	1,369,340	1,417,965

3.580%, 7/1/30 (c)	941,350	1,035,676

3.620%, 3/1/31 (c)	2,000,000	2,245,956

4.000%, 11/1/30 (c)	24,229	25,675

4.000%, 10/1/33	130,618	138,415

4.000%, 12/1/36 (c)	39,133	41,896

4.000%, 8/1/39 (c)	57,965	62,007

4.000%, 10/1/39 (c)	35,651	38,148

4.000%, 12/1/39 (c)	52,288	55,943

4.000%, 1/1/40 (c)	427,930	457,828

4.000%, 3/1/40 (c)	61,697	66,046

4.000%, 8/1/40 (c)	119,186	127,583

4.000%, 8/1/40 (c)	21,606	23,131

4.000%, 10/1/40 (c)	200,398	214,532

4.000%, 10/1/40 (c)	37,890	40,566

4.000%, 11/1/40 (c)	49,150	52,673

4.000%, 11/1/40 (c)	29,792	31,890

4.000%, 12/1/40 (c)	73,001	79,102

4.000%, 2/1/41 (c)	100,504	107,574

4.200%, 1/1/30 (c)	1,141,378	1,309,183

4.500%, 8/1/35 (c)	35,718	38,703

4.500%, 8/1/36 (c)	42,697	46,170

4.500%, 8/1/38 (c)	92,510	100,209

4.500%, 3/1/39 (c)	127,347	138,148

4.500%, 9/1/39 (c)	54,801	59,394

4.500%, 2/1/40 (c)	52,820	57,283

4.500%, 8/1/40 (c)	120,438	131,682

4.500%, 1/1/41 (c)	45,547	49,393

4.500%, 9/1/41 (c)	81,335	88,217

5.000%, 10/1/39 (c)	5,704	6,306

5.500%, 8/1/37 (c)	69,163	77,930

6.000%, 12/1/35 (c)	38,698	44,272

6.000%, 3/1/36 (c)	221,726	255,288

6.000%, 6/1/36 (c)	77,291	88,973

6.000%, 8/1/37 (c)	20,078	23,095

6.000%, 3/1/38 (c)	35,393	40,737

TBA 15 Yr, 2.500%, 11/15/34 (d)	2,600,000	2,628,133

TBA 15 Yr, 3.000%, 11/18/34 (d)	3,600,000	3,686,484

TBA 30 Yr, 3.000%, 12/12/49 (d)	3,900,000	3,959,179

TBA 30 Yr, 3.500%, 11/13/49 (d)	6,416,000	6,587,929

TBA 30 Yr, 3.500%, 12/12/49 (d)	6,400,000	6,572,250

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

TBA 30 Yr, 4.000%, 11/13/49 (d)	5,800,000	$6,019,312

		66,927,626

Government National Mortgage Association – 10.0%

Government National Mortgage Association 4.000%, 7/20/49	2,193,156	2,287,828

TBA 30 Yr, 3.000%, 11/20/49 (d)	1,700,000	1,750,069

TBA 30 Yr, 3.000%, 12/19/49 (d)	5,500,000	5,659,422

TBA 30 Yr, 3.500%, 11/20/49 (d)	5,300,000	5,500,820

TBA 30 Yr, 4.500%, 11/20/49 (d)	900,000	942,328

		16,140,467

Total Mortgage Backed Securities (Cost $101,906,197)		104,136,447

Corporate Bonds and Notes – 27.5%

Communications – 3.3%

Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	202,931

Amazon.com, Inc.

3.875%, 8/22/37	200,000	227,750

4.800%, 12/5/34	325,000	406,271

AT&T, Inc.

3.950%, 1/15/25	445,000	477,078

4.750%, 5/15/46	715,000	795,112

CBS Corp., 2.900%, 1/15/27	400,000	399,765

Charter Communications Operating LLC/Charter Communications Operating Capital senior secured note

5.750%, 4/1/48	225,000	259,003

6.484%, 10/23/45	300,000	369,449

Cox Communications, Inc.

3.150%, 8/15/24 (b)	165,000	170,747

3.850%, 2/1/25 (b)	10,000	10,641

4.800%, 2/1/35 (b)	250,000	273,305

eBay, Inc., 3.600%, 6/5/27	195,000	203,890

Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	210,754

Verizon Communications, Inc.

3.376%, 2/15/25	57,000	60,714

3.875%, 2/8/29	210,000	232,438

4.016%, 12/3/29	370,000	414,478

Vodafone Group PLC

4.375%, 2/19/43	400,000	418,786

6.150%, 2/27/37	185,000	236,487

		5,369,599

Consumer, Cyclical – 3.0%

Aptiv Corp., 4.150%, 3/15/24	401,000	425,817

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Consumer, Cyclical (Continued)

AutoNation, Inc., 5.500%, 2/1/20	500,000	$504,056

Core & Main L.P., 6.125%, 8/15/25 (b)	45,000	45,956

Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	594,773

Lennar Corp., 4.125%, 1/15/22	245,000	252,656

Marriott International, Inc., 2.875%, 3/1/21	1,025,000	1,036,624

O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	161,704

Starbucks Corp.

3.750%, 12/1/47	275,000	287,417

4.450%, 8/15/49	750,000	868,421

Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	626,813

		4,804,237

Consumer, Non-cyclical – 5.3%

Allina Health System, 4.805%, 11/15/45	291,000	357,112

Amgen, Inc., 3.200%, 11/2/27	525,000	552,449

Biogen, Inc., 5.200%, 9/15/45	400,000	491,232

Boston Medical Center Corp., 4.519%, 7/1/26	705,000	757,406

Celgene Corp., 3.875%, 8/15/25	325,000	351,938

Children’s Hospital Corp. (The), 4.115%, 1/1/47	230,000	278,051

City of Hope, 5.623%, 11/15/43	250,000	344,070

Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	813,833

Dignity Health

4.500%, 11/1/42	408,000	439,491

5.267%, 11/1/64	250,000	299,095

ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	534,144

Global Payments, Inc., 4.000%, 6/1/23	375,000	396,723

JM Smucker Co. (The), 4.250%, 3/15/35	380,000	411,190

Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	195,934

Memorial Sloan-Kettering Cancer Center

4.125%, 7/1/52	120,000	143,425

Series 2015, 4.200%, 7/1/55	10,000	12,053

New York and Presbyterian Hospital (The), 4.024%, 8/1/45	215,000	248,030

Northeastern University, 5.285%, 3/1/32	100,000	121,920

Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	551,905

Orlando Health Obligated Group, 4.416%, 10/1/44	395,000	467,930

Thermo Fisher Scientific, Inc., 4.150%, 2/1/24	265,000	285,821

United Rentals North America, Inc., 4.625%, 7/15/23	500,000	512,625

		8,566,377

Energy – 0.7%

Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	503,375

Greenko Dutch BV, 5.250%, 7/24/24 (b)	545,000	550,041

		1,053,416

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Financial – 11.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	$797,338

AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	388,675

Air Lease Corp., 3.625%, 12/1/27	500,000	520,340

American International Group, Inc., 3.900%, 4/1/26	380,000	409,104

American Tower Corp.

3.375%, 5/15/24	235,000	245,191

5.000%, 2/15/24	362,000	400,731

Aon PLC, 4.750%, 5/15/45	500,000	595,433

AXA SA, 8.600%, 12/15/30	400,000	580,840

Bank of America Corp.

Series MTN, 2.456%, (3 Month USD-LIBOR + 0.870%), 10/22/25 (a)	545,000	548,318

Series MTN, 3.124%, (3 Month USD-LIBOR + 1.160%), 1/20/23 (a)	725,000	740,455

BB&T Corp., 3.875%, 3/19/29	575,000	626,545

BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	258,317

Boston Properties L.P.

3.650%, 2/1/26	430,000	458,460

4.500%, 12/1/28	500,000	572,352

BPCE SA

Series MTN, 2.250%, 1/27/20	500,000	499,997

3.000%, 5/22/22 (b)	250,000	254,420

4.875%, 4/1/26 (b)	500,000	549,308

Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	550,768

Capital One Financial Corp. subordinated note

3.750%, 7/28/26	80,000	84,489

3.750%, 3/9/27	80,000	85,052

4.200%, 10/29/25	155,000	167,230

Citigroup, Inc., 3.352%, (3 Month USD-LIBOR + 0.870%), 4/24/25 (a)	475,000	494,499

Cooperatieve Rabobank UA

3.875%, 9/26/23 (b)	250,000	265,320

3.950%, 11/9/22	375,000	391,665

Credit Agricole SA, 4.125%, 1/10/27 (b)	510,000	554,519

Crown Castle International Corp., 3.700%, 6/15/26	300,000	318,449

Discover Financial Services, 3.750%, 3/4/25	325,000	345,212

Duke Realty L.P.

3.625%, 4/15/23	200,000	208,471

4.375%, 6/15/22	250,000	263,379

Fifth Third Bancorp, 8.250%, 3/1/38	425,000	653,364

Huntington Bancshares, Inc., 3.150%, 3/14/21	425,000	431,257

ING Groep NV

3.950%, 3/29/27	200,000	215,425

4.625%, 1/6/26 (b)	750,000	835,420

Kimco Realty Corp., 3.400%, 11/1/22	160,000	165,675

Liberty Property L.P., 3.250%, 10/1/26	165,000	173,769

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Financial (Continued)

Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	$103,790

Morgan Stanley

3.625%, 1/20/27	335,000	357,543

3.950%, 4/23/27	210,000	223,898

Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	173,839

Regency Centers L.P., 3.750%, 6/15/24	300,000	316,055

Regions Financial Corp., 3.200%, 2/8/21	500,000	507,038

Reinsurance Group of America, Inc. 3.950%, 9/15/26	250,000	264,484

Series MTN, 4.700%, 9/15/23	164,000	178,672

SBA Tower Trust, 3.168%, 4/11/22 (b)	290,000	294,106

Standard Chartered PLC, 5.700%, 3/26/44 (b)	250,000	311,135

U.S. Bancorp, 3.600%, 9/11/24	493,000	524,619

Ventas Realty L.P., 3.500%, 2/1/25	500,000	525,858

		18,430,824

Industrial – 1.8%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.250%, 9/15/22 (b)	260,000	263,900

CNH Industrial Capital LLC, 4.875%, 4/1/21	750,000	776,092

Illinois Tool Works, Inc., 4.875%, 9/15/41	175,000	226,313

Keysight Technologies, Inc., 4.550%, 10/30/24	500,000	545,691

Klabin Austria GmbH, 5.750%, 4/3/29 (b)	480,000	509,376

Ryder System, Inc., 2.500%, 5/11/20	145,000	145,311

WRKCo, Inc., 3.000%, 9/15/24	375,000	384,148

		2,850,831

Technology – 0.9%

Broadcom Corp/Broadcom Cayman Finance, Ltd., 3.625%, 1/15/24	355,000	365,706

Micron Technology, Inc., 4.640%, 2/6/24	260,000	279,730

Microsoft Corp., 3.700%, 8/8/46	5,000	5,698

Pitney Bowes, Inc., 4.125%, 9/15/20	265,000	268,644

Xerox Corp., 5.625%, 12/15/19	475,000	477,850

		1,397,628

Utilities – 1.1%

Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	370,000	391,279

Consolidated Edison Co of New York, Inc., 4.125%, 5/15/49	750,000	859,333

Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	490,138

		1,740,750

Total Corporate Bonds and Notes (Cost $40,945,713)		44,213,662

Municipal Bonds – 8.1%

American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	490,000	670,060
Bay Area Toll Authority, CA, Toll Bridge Revenue
6.918%, 4/1/40	125,000	188,509

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Municipal Bonds (Continued)

7.043%, 4/1/50	325,000	$538,193

California, 7.625%, 3/1/40	525,000	856,081

Chicago, IL, 7.375%, 1/1/33	90,000	106,699

Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (AGM)	435,000	550,619

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/24	500,000	525,505

Illinois

3.860%, 4/1/21	215,000	217,791

5.100%, 6/1/33	335,000	362,480

Indiana Finance Authority Revenue, 3.624%, 7/1/36	235,000	257,708

Inland Valley Development Agency, 5.500%, 3/1/24 (AGM)	70,000	78,873

Lancaster County Hospital Authority, PA, (Brethren Village)

5.000%, 7/1/24	165,000	180,292

5.000%, 7/1/25	135,000	149,616

Los Angeles Department of Airports, CA, (Los Angeles International Airport), 3.887%, 5/15/38

	140,000	154,447

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)

3.968%, 7/1/27	205,000	225,959

4.168%, 7/1/29	40,000	45,185

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/22	100,000	108,683

Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	563,611

Michigan Finance Authority, (City of Detroit)

2.491%, 4/1/20	250,000	250,633

2.741%, 4/1/21	320,000	324,118

New Jersey Turnpike Authority

7.102%, 1/1/41	225,000	350,725

7.414%, 1/1/40	200,000	320,652

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	522,260

Oklahoma Development Finance Authority, (OU Medicine)

4.650%, 8/15/30 (AGM)	130,000	154,705

5.450%, 8/15/28	770,000	894,871

Oregon Health and Science University, 5.000%, 1/1/45	350,000	463,974

Pennsylvania Industrial Development Authority, 3.556%, 7/1/45 (b)	505,000	523,786

Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000	718,785

Sacramento, CA, 5.730%, 8/15/23 ( NPFG) (a)	340,000	377,777

San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (AGM)	245,000	269,564

Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project)

4.000%, 9/1/21	250,000	250,908

4.000%, 9/1/22	250,000	250,985

Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	600,000	612,762

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*		Value

Municipal Bonds (Continued)

Washington Housing Finance Commission, (Transforming Age), 3.000%, 1/1/25	985,000		$986,881

Total Municipal Bonds (Cost $12,095,966)			13,053,697

U.S. Government Agency Obligations – 5.4%

Federal Farm Credit Banks Funding Corp. 2.780%, 11/2/37	1,800,000		1,880,013

3.430%, 4/6/45	1,000,000		1,142,070

3.660%, 3/7/44	974,000		1,152,026

Federal National Mortgage Association , 5.625%, 7/15/37 (c)	3,086,000		4,548,227

Total U.S. Government Agencies (Cost $7,876,173)			8,722,336

Senior Floating Rate Interests – 3.1%

Communication Services – 0.3%

Sprint Communications, Inc. First Lien Term Loan, 4.313%, (1 mo. USD LIBOR + 2.500%), 2/2/24	399,750		395,915

Zayo Group, LLC Term Loan, 4.036%, (1 mo. USD LIBOR + 2.250%), 1/19/24	100,095		100,364

			496,279

Consumer Discretionary – 0.9%

American Builders & Contractors Supply Co., Inc. Term Loan, 0.000%, 1/15/27	500,000		500,052

Charter Communications Operating, LLC Term Loan B, 3.536%, (1 mo. USD LIBOR + 1.750%), 4/30/25	290,329		291,196

Harbor Freight Tools USA, Inc. Term Loan B, 4.286%, (1 mo. USD LIBOR + 2.500%), 8/18/23

	235,699		231,132

Mission Broadcasting, Inc. Term Loan B3, 4.282%, (1 mo. USD LIBOR + 2.250%), 1/17/24	27,172		27,230

Nexstar Broadcasting, Inc. Term Loan B3, 4.050%, (1 mo. USD LIBOR + 2.250%), 1/17/24	136,748		137,039

USI, Inc. Term Loan, 5.104%, (3 mo. USD LIBOR + 3.000%), 5/16/24	171,500		166,703

Wyndham Hotels & Resorts, Inc. Term Loan B, 3.536%, (1 mo. USD LIBOR + 1.750%), 5/30/25	128,700		129,332

			1,482,684

Consumer Staples – 0.1%

Coty Inc. Term Loan B, 4.228%, (1 mo. USD LIBOR + 2.250%), 4/7/25	204,785		199,751

			199,751

Financials – 0.1%

Iron Mountain, Inc. Term Loan B, 3.536%, (1 mo. USD LIBOR + 1.750%), 1/2/26	142,825		141,218

			141,218

Health Care – 0.1%

Nets Holding A/S Term Loan B1E, 3.250%, (3 mo. EURIBOR + 3.250%), 2/6/25	176,389	EUR	195,313

			195,313

Information Technology – 0.2%

Blackhawk Network Holdings, Inc First Lien Term Loan, 4.786%, (1 mo. USD LIBOR + 3.000%), 6/15/25	177,750		176,576

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*		Value

Information Technology (Continued)

SS&C Technologies Holdings Europe S.A.R.L. Term Loan B4, 4.036%, (1 mo. USD LIBOR + 2.250%), 4/16/25	50,895		$51,042

SS&C Technologies Inc. Term Loan B3, 4.036%, (1 mo. USD LIBOR + 2.250%), 4/16/25	77,968		78,193

			305,811

Utilities – 1.4%

Adient US LLC Term Loan B, 6.154%, (3 mo. USD LIBOR + 4.250%), 5/6/24	224,438		219,762

Almonde, Inc. First Lien Term Loan, 5.696%, (USD LIBOR + 3.500%), 6/13/24	256,038		245,316

Altice France S.A. Term Loan B12, 5.609%, (1 mo. USD LIBOR + 3.688%), 1/31/26	477,109		466,871

CHG PPC Parent LLC Term Loan B, 4.536%, (1 mo. USD LIBOR + 2.750%), 3/31/25	98,750		98,503

Crown Finance US, Inc. Term Loan, 4.036%, (1 mo. USD LIBOR + 2.250%), 2/28/25	155,721		153,989

Diamond (BC) B.V. Term Loan, 4.927%, (USD LIBOR + 3.000%), 9/6/24	147,375		137,888

Go Daddy Operating Company, LLC Term Loan, 3.536%, (1 mo. USD LIBOR + 1.750%), 2/15/24	187,728		188,171

MA FinanceCo., LLC Term Loan B3, 4.300%, (1 mo. USD LIBOR + 2.500%), 6/21/24	28,980		28,210

Russell Investments US Inst’l Holdco, Inc. Term Loan B, 5.036%, (1 mo. USD LIBOR + 3.250%), 6/1/23	435,375		423,584

Seattle Spinco, Inc. Term Loan B3, 4.300%, (1 mo. USD LIBOR + 2.500%), 6/21/24	195,711		190,513

			2,152,807

Total Senior Floating Rate Interests (Cost $5,038,799)			4,973,863

Foreign Government & Agency Securities – 1.9%

City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	798,450

Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		768,186

Republic of Chile, 0.830%, 7/2/31	1,370,000	EUR	1,564,780

Total Foreign Government & Agency Securities (Cost $3,107,310)			3,131,416

Asset Backed Securities – 0.8%

Carmax Auto Owner Trust

Series 2016-2, Class B, 2.160%, 12/15/21	135,000		135,043

Series 2016-2, Class C, 2.560%, 2/15/22	260,000		260,051

Series 2016-3, Class B, 1.900%, 4/15/22	95,000		94,952

Series 2016-3, Class C, 2.200%, 6/15/22	75,000		75,024

Series 2017-4, Class C, 2.700%, 10/16/23	250,000		251,848

CNH Equipment Trust Series 2016-C, Class B, 1.930%, 3/15/24	20,000		19,965

SBA Tower Trust Series 2014-2A, Class C, 3.869%, 10/15/49 (a)(b)	500,000		521,707

Total Asset Backed Securities (Cost $1,334,827)			1,358,590

Certificates of Deposit – 0.3%

Self-Help Credit Union, 2.200%, 6/25/21	100,000		100,758

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Security	Principal Amount*	Value

Certificates of Deposit (Continued)

Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	$406,786

Total Certificates of Deposit (Cost $500,000)		507,544

Total Long Term Investments (Cost $172,804,985)		180,097,555

	Principal Amount	Value

Short Term Investment – 8.5%

U.S. Government Agencies – 8.5%

Federal Home Loan Bank Discount Notes, 0.000%, 11/15/19	13,650,000	13,641,135

Total Short Term Investment (Cost $13,640,311)		13,641,135

Total Investments–120.3% (Cost $186,445,296)		193,738,690

Other Liabilities, less assets – (20.3)%		(32,682,500)

Net Assets – 100.0%		$161,056,190

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2019, the aggregate value of these securities was $18,861,912, representing 11.7% of net assets.

(c)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.

(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

CAD – Canadian Dollar

EUR – Euro

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

At October 31, 2019, the Fund had the following forward currency contracts outstanding.

Currency	Counterparty	Contract Type	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

Canadian Dollar	Standard Chartered Bank	Sell	12/18/19	1,052,000	$800,582	$(5,690)

Euro Currency	Citibank, N.A.	Sell	11/29/19	181,000	202,259	(1,051)

Euro Currency	JP Morgan Chase Bank N.A.	Sell	12/18/19	1,370,000	1,533,107	(12,386)

						$(19,127)

At October 31, 2019, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Euro Bund (Short)	10	$(1,000,000)	$(1,916,241)	12/6/19	$51,957

					$51,957

At October 31, 2019, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay fixed rate
2.500% Receive Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	12/20/27	$14,850,000	$(1,089,440)	$220,668	$(1,310,108)

Receive Fixed rate

2.250% Pay Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	12/20/20	10,505,000	65,081	(13,014)	78,095

Receive Fixed rate
2.500% Pay Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	3/21/48	1,385,000	227,182	9,537	217,646

Receive Fixed rate

3.063% Pay Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	9/27/21	6,000,000	166,645	73,295	93,350

Receive Fixed rate
2.590% Pay Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	2/5/24	12,940,000	592,376	293,119	299,257

Pay fixed rate

1.769% Receive Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	445,000	(7,077)	-	(7,077)

Pay fixed rate
1.766% Receive Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	405,000	(6,308)	-	(6,308)

Pay fixed rate

1.727% Receive Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	890,000	(10,638)	-	(10,638)

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay fixed rate
1.721% Receive Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	$535,000	$(6,095)	$-	$(6,095)

Pay fixed rate

1.716% Receive Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	10/29/29	275,000	(3,004)	-	(3,004)

Pay fixed rate
1.765% Receive Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	450,000	(6,967)	-	(6,967)

Pay fixed rate

1.770% Receive Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	10/30/29	410,000	(6,559)	-	(6,559)

Receive Fixed rate
2.250% Pay Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	9/21/26	1,210,000	58,411	53,277	5,134

Receive Fixed rate

2.190% Pay Floating rate

3 month USD BBA LIBOR	Morgan Stanley LCH	9/18/49	475,000	45,756	49,863	(4,107)

Receive Fixed rate
1.430% Pay Floating rate
3 month USD BBA LIBOR	Morgan Stanley LCH	8/28/29	1,790,000	(27,214)	-	(27,214)

					$686,745	$(694,595)

At October 31, 2019, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	1.898%	USA-CPI-U	7/15/24	$3,088,000	$(1,059)	$-	$(1,059)

						$-	$(1,059)

At October 31, 2019, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Buy Protection (c):

CDX-NAHY Series 32, Version 2, 5 Year Index, fixed rate 5.000% (d)	Morgan Stanley ICE	12/20/24	$650,000	$46,216	$37,592	$8,624

					$37,592	$8,624

Domini Impact Bond Fund

Portfolio of Investments  (Continued)

October 31, 2019 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P—B1/B+

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

ICE — Intercontinental Exchange

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2019 (Unaudited)

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”. The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of October 31, 2019, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional and Class Y shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$ -	$104,136,447	$ -	$104,136,447

Corporate Bonds and Notes	-	44,213,662	-	44,213,662

Municipal Bonds	-	13,053,697	-	13,053,697

U.S. Government Agency Obligations	-	8,722,336	-	8,722,336

Senior Floating Rate Interests	-	4,973,863	-	4,973,863

Foreign Government & Agency Securities	-	3,131,416	-	3,131,416

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (Continued)

October 31, 2019 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Asset Backed Securities	-	1,358,590	-	1,358,590

Certificates of Deposit	-	507,544	-	507,544

Total Long Term Investments	$-	$180,097,555	$-	$180,097,555

Short Term Investment in Securities:

U.S. Government Agencies	-	13,641,135	-	13,641,135

Total Short Term Investment	$-	$13,641,135	$-	$13,641,135

Total Investment in Securities	$-	$193,738,690	$-	$193,738,690

Other Financial Instruments:

Futures	-	51,957	-	51,957

Interest Rate Swap - CCP	-	693,482	-	693,482

Credit Default Swap - CCP	-	8,624	-	8,624

Total Other Financial Instruments	$-	$754,063	$-	$754,063

Liabilities:

Other Financial Instruments:

Forward Currency Contracts	-	(19,127)	-	(19,127)

Interest Rate Swap - OTC	-	(1,059)	-	(1,059)

Interest Rate Swap - CCP	-	(1,388,077)	-	(1,388,077)

Total Other Financial Instruments	$-	$(1,408,263)	$-	$(1,408,263)